The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2021:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$642,035,549	$-	$-	$642,035,549
Investment Companies	21,012,787	-	-	21,012,787
Real Estate Investment Trusts	6,649,621	-	-	6,649,621
Short Term Investments	6,362,884	-	-	6,362,884
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	59,626,424
Total Investments in Securities	$676,060,841	$-	$-	$735,687,265

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,466,250	$6,751,862	$-	$9,218,112
Consumer Discretionary	7,670,521	7,921,516	-	15,592,037
Consumer Staples	1,755,498	4,575,575	-	6,331,073
Energy	771,047	2,347,738	-	3,118,785
Financials	1,627,309	10,516,855	-	12,144,164
Health Care	682,277	3,081,286	-	3,763,563
Industrials	388,445	4,012,950	-	4,401,395
Information Technology	511,147	21,402,226	-	21,913,373
Materials	2,820,289	6,270,062	-	9,090,351
Real Estate	-	1,210,067	-	1,210,067
Utilities	112,289	941,336	-	1,053,625
Total Common Stocks	18,805,072	69,031,473	-	87,836,545
Investment Companies	9,917,930	-	-	9,917,930
Preferred Stocks
Consumer Staples	-	266,952	-	266,952
Energy	343,825	-	-	343,825
Financials	530,306	-	-	530,306
Information Technology	-	713,079	-	713,079
Materials	408,658	97,082	-	505,740
Utilities	259,173	-	-	259,173
Total Preferred Stocks	1,541,962	1,077,113	-	2,619,075
Short Term Investments	640,439	-	-	640,439
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	9,708,745
Total Investments in Securities	$30,905,403	$70,108,586	$-	$110,722,734

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$97,712,247	$-	$3,866	$97,716,113
Investment Companies	3,484,200	-	-	3,484,200
Real Estate Investment Trusts	5,013,352	-	-	5,013,352
Corporate Bonds	-	4,596	-	4,596
Short Term Investments	1,022,282	-	-	1,022,282
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	8,086,701
Total Investments in Securities	$107,232,081	$4,596	$3,866	$115,327,244

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2021				3,866
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of June 30, 2021				$3,866
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at June 30, 2021.				$-

GuideMark® World ex-US Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$194,417	$5,928,260	$-	$6,122,677
Consumer Discretionary	772,201	20,687,498	-	21,459,699
Consumer Staples	1,902,040	13,684,717	-	15,586,757
Energy	252,978	2,577,015	-	2,829,993
Financials	5,275,592	18,173,388	-	23,448,980
Health Care	271,863	17,871,026	-	18,142,889
Industrials	1,903,465	20,048,735	-	21,952,200
Information Technology	2,405,743	11,497,386	-	13,903,129
Materials	1,248,252	9,914,096	-	11,162,348
Real Estate	222,970	364,660	-	587,630
Utilities	340,890	2,511,886	-	2,852,776
Total Common Stocks	14,790,411	123,258,667	-	138,049,078
Investment Companies	3,494,597	-	-	3,494,597
Participatory Notes	-	39,479	-	39,479
Preferred Stocks
Consumer Discretionary	-	761,525	-	761,525
Health Care	-	230,064	-	230,064
Materials	-	190,667	-	190,667
Total Preferred Stocks	-	1,182,256	-	1,182,256
Real Estate Investment Trusts	96,580	497,380	-	593,960
Short Term Investments	894,293	-	-	894,293
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,821,160
Total Investments in Securities	$19,275,881	$124,977,782	$-	$148,074,823

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$9,428,987	$-	$9,428,987
Collateralized Mortgage Obligations	-	28,284,834	-	28,284,834
Corporate Obligations	-	56,623,501	-	56,623,501
Foreign Government Debt Obligations	-	2,460,643	-	2,460,643
Mortgage Backed Securities - U.S. Government Agency	-	65,018,825	-	65,018,825
Municipal Debt Obligations	-	3,140,080	-	3,140,080
U.S. Treasury Obligations	-	61,944,833	-	61,944,833
Total Fixed Income	-	226,901,703	-	226,901,703
Short Term Investments	3,882,898	-	-	3,882,898
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,834,024
Total Investments in Securities	$3,882,898	$226,901,703	$-	$246,618,625

Other Financial Instruments**
Futures	$(150,187)	$-	$-	$(150,187)
Swaps	-	282,060	-	282,060

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,154,204,484	$-	$-	$1,154,204,484
Short Term Investments	12,789,382	-	-	12,789,382
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	374,462,349
Total Investments in Securities	$1,166,993,866	$-	$-	$1,541,456,215

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$485,519,231	$-	$-	$485,519,231
Short Term Investments	4,654,385	-	-	4,654,385
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	132,272,995
Total Investments in Securities	$490,173,616	$-	$-	$622,446,611

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$345,165,783	$-	$-	$345,165,783
Investment Companies	134,486,513	-	-	134,486,513
Real Estate Investment Trusts	3,354,347	-	-	3,354,347
Short Term Investments	9,648,052	-	-	9,648,052
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	128,092,323
Total Investments in Securities	$492,654,695	$-	$-	$620,747,018

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$219,299,591	$-	$-	$219,299,591
Short Term Investments	1,562,223	-	-	1,562,223
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	44,770,829
Total Investments in Securities	$220,861,814	$-	$-	$265,632,643

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$127,108,279	$-	$-	$127,108,279
Short Term Investments	1,072,359	-	-	1,072,359
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	24,626,923
Total Investments in Securities	$128,180,638	$-	$-	$152,807,561

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$298,574,717	$-	$-	$298,574,717
Short Term Investments	3,489,871	-	-	3,489,871
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	79,901,503
Total Investments in Securities	$302,064,588	$-	$-	$381,966,091

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$12,649,736	$189,736,570	$-	$202,386,306
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	10,200,000
Total Investments in Securities	$12,649,736	$189,736,570	$-	$212,586,306

Other Financial Instruments*
Futures	$(1,514,222)	$-	$-	$(1,514,222)
Forward Currency Contracts	$-	$(1,144,674)	$-	$(1,144,674)

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$7,754,192	$-	$-	$7,754,192
Short Term Investments	6,065,666	1,311,264	-	7,376,930
Total Investments in Securities	$13,819,858	$1,311,264	$-	$15,131,122

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$41,172,167	$-	$-	$41,172,167
Short Term Investments	419,996	-	-	419,996
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	14,013,479
Total Investments in Securities	$41,592,163	$-	$-	$55,605,642

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$36,358,261	$-	$-	$36,358,261
Investment Companies	35,365,204	-	-	35,365,204
Short Term Investments	17,866,722	9,066,399	-	26,933,121
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	10,269,212
Total Investments in Securities	$89,590,187	$9,066,399	$-	$108,925,798

Other Financial Instruments**
Futures	$186,597	$-	$-	$186,597
Options Written	(140,475)	-	-	(140,475)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.